Equity (Deficit) - Summary of Government Contributions to Petroleos Mexicanos through the Ministry of Energy (Detail) - MXN ($) $ in Thousands					3 Months Ended	12 Months Ended
	Mar. 31, 2026	Feb. 23, 2026	Jan. 23, 2026	Jan. 16, 2026	Mar. 31, 2026	Dec. 31, 2026
Federal budget
Disclosure of government contributions [line item]
Total					$ 58,346,391	$ 263,476,300
Strengthening of Financial Position, January 2026 | Petroleos Mexicanos
Disclosure of government contributions [line item]
Proceeds from government grants			$ 12,216,400	$ 12,471,690
Strengthening of Financial Position, February 2026 | Petroleos Mexicanos
Disclosure of government contributions [line item]
Proceeds from government grants		$ 18,592,882
Strengthening of Financial Position, March 2026 | Petroleos Mexicanos
Disclosure of government contributions [line item]
Proceeds from government grants	$ 15,065,419